Research and Development Expenses - Schedule of Research and Development Expenses (Details) - Research and development expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Research and Development Expenses [Line Items]
Contract Research Organizations (“CROs”) service fees	$ 21,299	$ 29,203	$ 39,612
Employee compensation	8,705	11,950	14,797
Depreciation and Amortization	937	1,354	1,697
Material fees	868	1,057	677
Others	1,024	1,351	1,369
Total	$ 32,833	$ 44,915	$ 58,152